Exhibit 99.1

Colony Mortgage Capital Series 2015-FL3, Ltd.
Colony Mortgage Capital Series 2015-FL3, LLC

Report To:
Colony Mortgage Capital, LLC
Colony Mortgage Capital Series 2015-FL3, Ltd.
J.P. Morgan Securities LLC
Morgan Stanley & Co. LLC

27 August 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed- Upon Procedures

Colony Mortgage Capital, LLC
Colony Mortgage Capital Series 2015-FL3, Ltd.
515 S Flower Street, 44th Floor
Los Angeles, California 90071

J.P. Morgan Securities LLC
383 Madison Avenue, 31st Floor
New York, New York 10017

Morgan Stanley & Co. LLC
1585 Broadway
New York, New York 10036

Re:      Colony Mortgage Capital Series 2015-FL3, Ltd.
Colony Mortgage Capital Series 2015-FL3, LLC

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Colony Mortgage Capital Series 2015-FL3, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) relating to the Colony Mortgage Capital Series 2015-FL3, Ltd. securitization transaction. This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Colony Mortgage Capital, LLC (“Colony”), on behalf of the Issuer, provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.
Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Colony, on behalf of the Issuer, instructed us to compare to information contained on the Source Documents,

e.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Colony, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

f.
A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Colony, on behalf of the Issuer, instructed us to perform no procedures and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by Colony, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Colony, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes (as defined in Attachment A) that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties.

/s/ Ernst & Young LLP

27 August 2015

Attachment A Page 1 of 18

Background

For the purpose of the procedures described in this report, Colony, on behalf of the Issuer, indicated that:
a.
The Issuer will issue six classes of notes (the “Notes”) and Colony Mortgage Capital Series 2015‑FL3, LLC (the “Co‑Issuer,” together with the Issuer, the “Co-Issuers”), will co-issue four of such classes of Notes,

b.	The Issuer will also issue income notes (the “Income Notes,” together with the Notes, the “Securities”),
c.	The assets of the Issuer, and the primary source of payments on the Notes, will be a pool of floating rate commercial mortgage loans (the “Mortgage Loans”), each of which is secured by first-lien mortgages on commercial and/or multifamily properties (the “Mortgaged Properties”),
d.	With respect to three of the Mortgage Loans (the “Pari Passu Mortgage Loans”), there exist either partially funded pari passu notes or unfunded pari passu notes (the “Pari Passu Companion Loans”), which will not be assets of the Issuer and
e.	With respect to six of the Mortgage Loans, there exist either fully funded or partially funded mezzanine loans (the “Mezzanine Loans”), which will not be assets of the Issuer.

The Mortgage Loans, together with the Pari Passu Companion Loans, are hereinafter referred to as the “Whole Loans.”

The Whole Loans, together with the Mezzanine Loans, are hereinafter referred to as the “Total Debt” associated with the Whole Loans (or, with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt” associated with each Mortgaged Property).

Attachment A Page 2 of 18

Procedures we performed and our associated findings

1.	We obtained from Colony, on behalf of the Issuer:
a.
An electronic data file (the “Preliminary Data File”) that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans, Mortgaged Properties, Whole Loans, Pari Passu Companion Loans, Mezzanine Loans, Total Debt associated with the Whole Loans and Total Debt associated with each Mortgaged Property as of 1 September 2015 (the “Cut-off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the next paragraph in this Item 1.

The Source Document(s) that Colony, on behalf of the Issuer, instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Colony, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by the Colony, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to Colony, on behalf of the Issuer.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 18

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Colony, on behalf of the Issuer:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that Colony, on behalf of the Issuer, indicated contains information on the Mortgage Loans, Mortgaged Properties, Whole Loans, Pari Passu Companion Loans, Mezzanine Loans, Total Debt associated with the Mortgage Loans and Total Debt associated with each Mortgaged Property as of the Cut-off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:
a.            Final Data File and
b.            Updated Data File,
we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Pay Date” of each Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Whole Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.            First Pay Date
b.            Initial Maturity Date and
c.            Fully Extended Maturity Date
of each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Loan Term (Original) and
ii.	Fully Extended Loan Term (Original)
of each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Loan Term (Original) and
c.	Fully Extended Loan Term (Original)
of each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)
of each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 18

7.	Using the:
a.            Mortgage Loan Initial Funded Amount ($),
b.            Pari Passu Original Balance (Funded) and
c.            B-Note Original Balance (Funded)
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the “Whole Loan Original Balance (Funded)” of each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.            Whole Loan Original Balance (Funded) and
b.            Mezzanine Original Balance (Funded)
of each Whole Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Debt Original Balance (Funded)” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Whole Loan Original Balance (Including Unfunded),
b.	Mezzanine Original Balance (Funded) and
c.	Mezzanine Original Balance (Unfunded)
of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Original Balance (Including Unfunded)” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.            Pari Passu Original Balance (Unfunded),
b.            B-Note Original Balance (Unfunded) and
c.            Mezzanine Original Balance (Unfunded)
of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Remaining Permitted Additional Debt” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 18

11.
With respect to the Whole Loans and Mezzanine Loans, the applicable Source Documents indicate that the Whole Loans and Mezzanine Loans are interest‑only for their entire terms, including during any extension period options.  Colony, on behalf of the Issuer, informed us that each Pari Passu Companion Loan related to a Whole Loan and each Mezzanine Loan have not had any additional fundings since the initial funding of such Pari Passu Companion Loan related to a Whole Loan and Mezzanine Loan, respectively.  Additionally, for the purpose of comparing any characteristic that is related to the principal balance of a Pari Passu Companion Loan related to a Whole Loan or the principal balance of a Mezzanine Loan as of the initial maturity date of such Pari Passu Companion Loan related to a Whole Loan or Mezzanine Loan, Colony, on behalf of the Issuer, instructed us to assume that all unfunded portions of such Pari Passu Companion Loan related to a Whole Loan or Mezzanine Loan have been funded.

Based on the information and instructions described in the preceding paragraph of this Item 11., Colony, on behalf of the Issuer, instructed us to:
a.	Use “0” for the “Original Amortization Term (Excluding Extensions),” “Remaining Amortization Term” and “Remaining Amortization Term (Including Extensions)” of each Whole Loan,
b.	Use the “Whole Loan Original Balance (Including Unfunded)” of each Whole Loan, as shown on the Final Data File, for the:
i.	Principal balance of each Whole Loan as of the Cut‑off Date (the “Committed Mortgage Loan Cut-off Date Balance ($)”) and
ii.	Principal balance of each Whole Loan as of the “Initial Maturity Date” of such Whole Loan (the “Committed Mortgage Loan Balloon Payment ($)”),
c.	Use the “Mortgage Loan Initial Funded Amount ($)” of each Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan as of the Cut‑off Date (the “Mortgage Loan Cut-Off Date Balance ($)”) and
ii.	Principal balance of each Mortgage Loan as of the “Initial Maturity Date” of such Mortgage Loan (the “Trust Asset Initial Maturity Balance”),
d.
Use the “Pari Passu Original Balance (Funded)” of each Pari Passu Companion Loan related to each Whole Loan, as shown on the Final Data File, for the funded principal balance of each Pari Passu Companion Loan related to each Whole Loan as of the Cut-off Date (the “Pari Passu Cut-off Balance (Funded),”

e.
Use the “Pari Passu Original Balance (Unfunded)” of each Pari Passu Companion Loan related to each Whole Loan, as shown on the Final Data File, for the unfunded principal balance of each Pari Passu Companion Loan related to each Whole Loan as of the Cut-off Date (the “Pari Passu Cut-off Balance (Unfunded),”

f.
Use the “Mezzanine Original Balance (Funded)” of each Mezzanine Loan, as shown on the Final Data File, for the funded principal balance of each Mezzanine Loan as of the Cut-off Date (the “Mezzanine Cut-off Balance (Funded),”

g.
Use the “Mezzanine Original Balance (Unfunded)” of each Mezzanine Loan, as shown on the Final Data File, for the unfunded principal balance of each Mezzanine Loan as of the Cut-off Date (the “Mezzanine Cut-off Balance (Unfunded),”

Attachment A Page 6 of 18

11. (continued)

h.	Use the sum of the:
i.            Pari Passu Cut-off Balance (Funded) and
ii.            Pari Passu Cut-off Balance (Unfunded)
of the Pari Passu Companion Loan related to each Whole Loan, both as shown on the Final Data File, for the principal balance of the Pari Passu Companion Loan related to each Whole Loan as of the “Initial Maturity Date” of such Whole Loan (the “Pari Passu Mortgage Initial Maturity Balance”) and
i.	Use the:
i.            Mezzanine Cut-off Balance (Funded) and
ii.            Mezzanine Cut-off Balance (Unfunded)
of each Mezzanine Loan, both as shown on the Final Data File, for the principal balance of each Mezzanine Loan as of the initial maturity date of such Mezzanine Loan (the “Mezzanine Debt Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

12.
Using the “Mortgage Loan Cut-Off Date Balance ($)” of each Multiple Property Loan, as shown on the Final Data File, and the calculation methodologies that are described on Exhibit 1 to Attachment A, we recalculated the allocated principal balance as of the Cut-off Date for each Underlying Property that secures a Multiple Property Loan (the “Allocated Mortgage Loan Cut-Off Date Balance ($)”).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Multiple Property Loan, Colony, on behalf of the Issuer, instructed us to use the “Mortgage Loan Cut-Off Date Balance ($),” as shown on the Final Data File, for the “Allocated Mortgage Loan Cut-Off Date Balance ($)” characteristic.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.            Pari Passu Cut-off Balance (Funded),
b.            B-Note Cut-off Balance (Funded) and
c.            Mezzanine Cut-off Balance (Funded)
of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Current Existing Additional Debt” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.            Mortgage Loan Cut-Off Date Balance ($),
b.            Pari Passu Cut-off Balance (Funded) and
c.            B-Note Cut-off Balance (Funded)
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, we recalculated  the “Whole Loan Cut-off Balance (Funded)” of each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 18

15.	Using the:
a.	Whole Loan Cut-off Balance (Funded) and
b.	Mezzanine Cut-off Balance (Funded)
of each Whole Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Debt Cut-off Balance (Funded)” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.            Total Debt Cut-off Balance (Funded) and
b.            Remaining Permitted Additional Debt
of the Total Debt associated with each Whole Loan, both as shown on the Final Data File, we recalculated the “Total Debt Commitment ($)” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.
Using the “Mortgage Loan Cut-Off Date Balance ($)” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “% of Initial Outstanding Mortgage Loan Balance” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.            Committed Mortgage Loan Balloon Payment ($) and
b.            Mezzanine Debt Initial Maturity Balance
of each Whole Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Total Debt Initial Maturity Balance” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Number of Units,
b.	Mortgage Loan Cut-Off Date Balance ($)
c.	Whole Loan Cut-off Balance (Funded),
d.	Total Debt Cut-off Balance (Funded),
e.	Whole Loan Original Balance (Including Unfunded),
f.	Committed Mortgage Loan Cut-off Date Balance ($) and
g.	Total Debt Commitment ($)
of each Mortgaged Property, Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Mortgage Loan Cut-Off Date Balance / Unit ($),
ii.	Whole Loan Loan Per Unit,
iii.	Total Debt Loan Per Unit,
iv.	Committed Mortgage Loan Cut-off Date Balance / Unit ($),
v.	Committed Whole Loan Loan Per Unit and
vi.	Committed Total Debt Loan Per Unit
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 18

20.	Using the:
a.	Trust Asset Initial Maturity Balance,
b.	B-Note Initial Maturity Balance and
c.	Pari Passu Mortgage Initial Maturity Balance
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, we calculated the “Whole Loan Initial Maturity Balance” of each Whole Loan.  As instructed by Colony, on behalf of the Issuer, we appended this information to the Final Data File.

21.	Using the:
a.	As-Is Appraised Value ($),
b.	As-Stabilized Appraised Value,
c.	Whole Loan Cut-off Balance (Funded),
d.	Total Debt Cut-off Balance (Funded),
e.	Mortgage Loan Cut-Off Date Balance ($),
f.	Committed Mortgage Loan Balloon Payment ($),
g.	Pari Passu Cut-off Balance (Funded),
h.	Total Debt Initial Maturity Balance and
i.	Whole Loan Initial Maturity Balance
of each Mortgaged Property, Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Mortgage Loan Cut-Off Date As-Is LTV Ratio,
ii.	Whole Loan Cut-off Date As-Is LTV,
iii.	Total Debt Cut-off Date As-Is LTV Ratio,
iv.	Maturity Date Mortgage Loan Stabilized LTV Ratio,
v.	Stabilized Maturity Trust Asset LTV and
vi.	Stabilized Maturity Total Debt LTV
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to:
a.	Use “<Blank>” for each of the characteristics listed in i. through vi. above for the Underlying Properties related to each Multiple Property Loan and
b.	Round each of the recalculated characteristics listed in i. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 18

22.	Using the:
a.            As-Is Appraised Value ($),
b.            Whole Loan Cut-off Balance (Funded),
c.            Mortgage Loan Cut-Off Date Balance ($),
d.            Total Debt Cut-off Balance (Funded) and
e.            Reserve Adjustments
of each Mortgaged Property, Whole Loan, Mortgage Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Trust Asset Cutoff Date Adjusted As-Is LTV,
ii.	Whole Loan Cut-off Date Adjusted As-Is LTV and
iii.	Total Debt Cut-off Date Adjusted As-Is LTV
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, respectively.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to:
a.	Use “<Blank>” for each of the characteristics listed in i. through iii. above for the Underlying Properties related to each Multiple Property Loan and
b.	Round each of the recalculated characteristics listed in i. through iii. above to the nearest 1/10th of one percent.

23.	Using the:
a.	Mortgage Loan Gross Margin,
b.	B-Note Margin,
c.	Mortgage Loan Cut-Off Date Balance ($),
d.	Pari Passu Cut-off Balance (Funded) and
e.	B-Note Cut-off Balance (Funded)
of each Mortgage Loan and Whole Loan, as applicable, all as shown on the Final Data File, and the margin for each Pari Passu Companion Loan, as shown in the applicable loan agreement Source Documents, we recalculated the “Cutoff Whole Loan Margin” of each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.            Cutoff Whole Loan Margin,
b.            Mezzanine Margin,
c.            Total Debt Cut-off Balance (Funded) and
d.            Mezzanine Cut-off Balance (Funded)
of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Cutoff Total Debt Margin” of the Total Debt associated with each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 18

25.	Using the:
a.            Mortgage Loan Gross Margin,
b.            Cutoff Whole Loan Margin,
c.            Cutoff Total Debt Margin,
d.            LIBOR Floor,
e.            LIBOR Cap and
f.            LIBOR Rounding Methodology
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.2000% that was provided by Colony, on behalf of the Issuer, we recalculated the:
i.            Cut-Off Date Mortgage Loan Interest Rate,
ii.           Cutoff Date Whole Loan Interest Rate,
iii.         Cutoff Date Total Debt Interest Rate,
iv.         Cutoff Date Trust Asset Interest Rate (At LIBOR Cap),
v.           Cutoff Date Whole Loan Interest Rate (At LIBOR Cap) and
vi.         Cutoff Date Total Debt Interest Rate (At LIBOR Cap)
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 18

26.	Using the:
a.            Cut-Off Date Mortgage Loan Interest Rate,
b.            Cutoff Date Trust Asset Interest Rate (At LIBOR Cap),
c.            Cutoff Date Whole Loan Interest Rate,
d.            Cutoff Date Whole Loan Interest Rate (At LIBOR Cap),
e.            Cutoff Date Total Debt Interest Rate,
f.            Cutoff Date Total Debt Interest Rate (At LIBOR Cap),
g.            Mortgage Loan Cut-Off Date Balance ($),
h.            Whole Loan Cut-off Balance (Funded),
i.            Total Debt Cutoff Balance (Funded) and
j.            Interest Accrual Method
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, the calculation methodology and instructions provided by Colony, on behalf of the Issuer, that are described in the succeeding paragraph of this Item 26., we recalculated the:
i.            Annual Debt Service Payment,
ii.          Cutoff Date Annual Trust Asset Debt Service (at LIBOR Cap),
iii.         Cutoff Date Annual Whole Loan Debt Service,
iv.        Cutoff Date Annual Whole Loan Debt Service (at LIBOR Cap),
v.          Cutoff Date Annual Total Debt Debt Service and
vi.         Cutoff Date Annual Total Debt Debt Service (at LIBOR Cap)
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us:
a.	To use an “Interest Accrual Method” of Actual/360 for the recalculations described above which relate to the Total Debt associated with each Whole Loan and
b.	To recalculate each of the characteristics listed in i. through vi. above without regard to any adjustments for a leap year.

Attachment A Page 12 of 18

27.	Using the:
a.            Underwritten NOI ($),
b.            Underwritten NCF ($),
c.            Annual Debt Service Payment,
d.            Cutoff Date Annual Trust Asset Debt Service (at LIBOR Cap),
e.            Cutoff Date Annual Total Debt Debt Service and
f.            Cutoff Date Annual Total Debt Debt Service (at LIBOR Cap)
of each Mortgaged Property, Mortgage Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File (except for the Wickfield Center Whole Loan (as defined in Note 6 of Exhibit 2 to Attachment A), which is described in the final paragraph of this Item 27.), we recalculated the:
i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	U/W NOI DSCR at LIBOR Cap,
iv.	U/W NCF DSCR at LIBOR Cap,
v.	U/W Total Debt NOI DSCR,
vi.	U/W Total Debt NCF DSCR,
vii.	U/W Total Debt NOI DSCR at LIBOR Cap and
viii.	U/W Total Debt NCF DSCR at LIBOR Cap
of each Mortgage Loan and the Total Debt associated with each Whole Loan, as applicable (except for the Wickfield Center Whole Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to:
a.	Use “<Blank>” for each of the characteristics listed in items i. through viii. above for the Mortgaged Properties related to each Multiple Property Loan and
b.	Round each of the recalculated characteristics listed in items i. through viii. above to two decimal places.

For the Wickfield Center Whole Loan, Colony, on behalf of the Issuer, indicated that a debt service reserve and a rent abatement reserve were funded on the closing date of this Whole Loan, and instructed us to use “1.00x” for the:
a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	U/W NOI DSCR at LIBOR Cap,
d.	U/W NCF DSCR at LIBOR Cap,
e.	U/W Total Debt NOI DSCR,
f.	U/W Total Debt NCF DSCR,
g.	U/W Total Debt NOI DSCR at LIBOR Cap and
h.	U/W Total Debt NCF DSCR at LIBOR Cap
characteristics.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above for the Wickfield Center Whole Loan.

Attachment A Page 13 of 18

28.	Using the:
a.	LIBOR Cap,
b.	LIBOR Floor,
c.	Trust Asset Initial Maturity Balance,
d.	Pari Passu Mortgage Initial Maturity Balance,
e.	B-Note Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Mortgage Loan Gross Margin,
h.	B-Note Margin and
i.	Mezzanine Margin
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 0.2000% that was provided by Colony, on behalf of the Issuer, we calculated the:
i.	Maturity Date Whole Loan Interest Rate,
ii.	Maturity Date Whole Loan Interest Rate (At LIBOR Cap),
iii.	Maturity Date Total Debt Interest Rate and
iv.	Maturity Date Total Debt Interest Rate (At LIBOR Cap)
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable.  As instructed by Colony, on behalf of the Issuer, we appended these characteristics to the Final Data File.

Attachment A Page 14 of 18

29.	Using the:
a.            Underwritten Stabilized NOI,
b.            Underwritten Stabilized NCF,
c.            Maturity Date Whole Loan Interest Rate,
d.            Maturity Date Whole Loan Interest Rate (At LIBOR Cap),
e.            Maturity Date Total Debt Interest Rate,
f.            Maturity Date Total Debt Interest Rate (At LIBOR Cap),
g.            Committed Mortgage Loan Balloon Payment ($),
h.            Total Debt Initial Maturity Balance and
i.            Interest Accrual Method
of each Mortgaged Property, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, the calculation methodologies and instructions provided by Colony, on behalf of the Issuer, that are described in the succeeding paragraph of this Item 29., we recalculated the:
i.	Fully Funded Whole Loan Underwritten Stabilized NOI DSCR,
ii.	Fully Funded Whole Loan Underwritten Stabilized NCF DSCR,
iii.	U/W Stabilized NOI DSCR,
iv.	U/W Stabilized NOI DSCR at LIBOR Cap,
v.	U/W Stabilized NCF DSCR,
vi.	U/W Stabilized NCF DSCR at LIBOR Cap,
vii.	U/W Whole Loan Stabilized NOI DSCR at LIBOR Cap,
viii.	U/W Whole Loan Stabilized NCF DSCR at LIBOR Cap,
ix.	U/W Total Debt Stabilized NOI DSCR,
x.	U/W Total Debt Stabilized NCF DSCR,
xi.	U/W Total Debt Stabilized NOI DSCR at LIBOR Cap and
xii.	U/W Total Debt Stabilized NCF DSCR at LIBOR Cap
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to:
a.	Use an “Interest Accrual Method” of Actual/360 for the recalculations described above which relate to the Total Debt associated with each Whole Loan,
b.	Recalculate each of the characteristics listed in i. through xii. above without regard to any adjustments for a leap year,
c.	Use “<Blank>” for each of the characteristics listed in items i. through xii. above for the Underlying Properties related to each Multiple Property Loan and
d.	Round each of the recalculated characteristics listed in items i. through xii. above to two decimal places.

Attachment A Page 15 of 18

30.	Using the:
a.	Underwritten NOI ($),
b.	Underwritten NCF ($),
c.	Underwritten Stabilized NOI,
d.	Underwritten Stabilized NCF,
e.	Whole Loan Cutoff Balance (Funded),
f.	Total Debt Cutoff Balance (Funded),
g.	Committed Mortgage Loan Balloon Payment ($) and
h.	Total Debt Commitment ($)
of each Mortgaged Property, Whole Loan and the Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File (except for the Wickfield Center Whole Loan, which is described in the final two paragraphs of this Item 30.), we recalculated the:
i.	Cutoff Date UW NOI Debt Yield,
ii.	Cutoff Date UW NCF Debt Yield,
iii.	Underwritten NOI Debt Yield,
iv.	Underwritten NCF Debt Yield,
v.	U/W Total Debt NOI DY,
vi.	U/W Total Debt NCF DY,
vii.	U/W Stabilized Trust Asset NOI DY,
viii.	U/W Stabilized Trust Asset NCF DY,
ix.	Fully Funded Whole Loan Underwritten Stabilized NOI Debt Yield,
x.	Fully Funded Whole Loan Underwritten Stabilized NCF Debt Yield,
xi.	U/W Stabilized Total Debt NOI DY and
xii.	U/W Stabilized Total Debt NCF DY
of each Mortgage Loan, Whole Loan and the Total Debt associated with each Whole Loan, as applicable (except for the Wickfield Center Whole Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to:
A.	Use “<Blank>” for each of the characteristics listed in items i. through xii. above for the Underlying Properties related to each Multiple Property Loan and
b.	Round each of the recalculated characteristics listed in items i. through xii. above to the nearest 1/10th of one percent.

Attachment A Page 16 of 18

30. (continued)

Using the:
a.	Underwritten Stabilized NOI,
b.	Underwritten Stabilized NCF,
c.	Committed Mortgage Loan Balloon Payment ($) and
d.	Total Debt Commitment ($)
of the Wickfield Center Whole Loan, as applicable, all as shown on the Final Data File we recalculated the:
i.	U/W Stabilized Trust Asset NOI DY,
ii.	U/W Stabilized Trust Asset NCF DY,
iii.	Fully Funded Whole Loan Underwritten Stabilized NOI Debt Yield,
iv.	Fully Funded Whole Loan Underwritten Stabilized NCF Debt Yield,
v.	U/W Stabilized Total Debt NOI DY and
vi.	U/W Stabilized Total Debt NCF DY
of the Wickfield Center Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to round each of the recalculated characteristics listed in items i. through vi. above to the nearest 1/10th of one percent.:

For the Wickfield Center Whole Loan, Colony, on behalf of the Issuer, indicated that a debt service reserve and a rent abatement reserve were funded on the closing date of this Whole Loan, and instructed us to use “6.0%” for the:
i.	Cutoff Date UW NOI Debt Yield,
ii.	Cutoff Date UW NCF Debt Yield,
iii.	Underwritten NOI Debt Yield,
iv.	Underwritten NCF Debt Yield,
v.	U/W Total Debt NOI DY and
vi.	U/W Total Debt NCF DY
characteristics.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above for the Wickfield Center Whole Loan.

Attachment A Page 17 of 18

31.	Using the:
a.            Underwritten NOI ($),
b.            Underwritten NCF ($),
c.            Whole Loan Cut-off Balance (Funded) and
d.            Reserve Adjustments,
of each Mortgaged Property and Whole Loan, as applicable, all as shown on the Final Data File (except for the Wickfield Center Whole Loan, which is described in the succeeding paragraph of this Item 31.), we recalculated the:
i.	Adjusted Cutoff Date UW NOI Debt Yield and
ii.	Adjusted Cutoff Date UW NCF Debt Yield
for each Whole Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Colony, on behalf of the Issuer, instructed us to:
a.	Use “<Blank>” for the characteristics listed in items i. and ii. above for the Underlying Properties related to each Multiple Property Loan and
b.	Round each of the recalculated characteristics listed in items i. through ii. above to the nearest 1/10th of one percent.

For the Wickfield Center Whole Loan, Colony, on behalf of the Issuer, indicated that a debt service reserve and a rent abatement reserve were funded on the closing date of this Whole Loan, and instructed us to use “11.2%” for the “Adjusted Cutoff Date UW NOI Debt Yield” and “Adjusted Cutoff Date UW NCF Debt Yield” characteristics.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by Colony, on behalf of the Issuer, that are described above for the Wickfield Center Whole Loan.

32.	Using the:
a.	Largest Tenant Square Feet,
b.	2nd Largest Tenant Square Feet,
c.	3rd Largest Tenant Square Feet,
d.	4th Largest Tenant Square Feet,
e.	5th Largest Tenant Square Feet and
f.	Number of Units
of each Mortgaged Property, all as shown on the Final Data File, we recalculated the:
i.	Largest Tenant % of Total SF,
ii.	2nd Largest Tenant % of Total SF,
iii.	3rd Largest Tenant % of Total SF,
iv.	4th Largest Tenant % of Total SF and
v.	5th Largest Tenant % of Total SF
of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 18 of 18

33.	Using the:
a.	Trustee Fee % and
b.	Servicing Fee %
of each Mortgage Loan, both as shown on the Final Data File, and a CREFC Intellectual Property Royalty License Fee Rate of 0.0005% that was provided by Colony, on behalf of the Issuer, we recalculated the “Administrative Fee Rate %” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

34.	Using the:
a.            Administrative Fee Rate % and
b.            Cut-Off Date Mortgage Loan Interest Rate
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Cut-Off Date Net Mortgage Rate %” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Colony

•Cleveland Office Portfolio	Allocated Mortgage Loan Cut-Off Date Balance ($)
The “Allocated Mortgage Loan Cut-Off Date Balance ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for each respective Underlying Property that is stated in the applicable appraisal report Source Document.  The results of the allocations described in the preceding sentence are each then rounded to the nearest $1,000.

•LA11 Multifamily Portfolio •Woodfield Office Portfolio •Broadway Office Portfolio •CGI Industrial Portfolio •Grossmont San Diego Multifamily Portfolio	Allocated Mortgage Loan Cut-Off Date Balance ($)
The “Allocated Mortgage Loan Cut-Off Date Balance ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Allocated Loan Amount” allocations for the Underlying Properties that are stated on the loan agreement Source Document.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)
Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report or USPS Internet Site
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site or Appraisal Report
General Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Hotel (Y/N)	Appraisal Report
Year Built (see Note 2)	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Number of Units	Borrower Rent Roll or Appraisal Report
Unit of Measure	Borrower Rent Roll or Appraisal Report
Occupancy (%) (see Note 3)	Borrower Rent Roll or STR Report
Occupancy % Source Date (see Note 4)	Borrower Rent Roll or STR Report

Third Party Information:

Characteristic	Source Document
As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
As-Stabilized Appraised Value (see Note 5 and 6)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 5 and 6)	Appraisal Report
Appraisal FIRREA Compliant	Appraisal Report
# of Properties	Appraisal Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Seismic Insurance Required (Y/N) (see Note 7)	Seismic Report
Seismic PML %	Seismic Report
Environmental Insurance (Y/N) (see Note 7)	Certificate of Environmental Insurance

Exhibit 2 to Attachment A

Major Tenant Information: (see Notes 3 and 8)

Characteristic	Source Documents
Largest Tenant Name	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
Largest Tenant Square Feet	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
Largest Tenant Expiration Date (see Note 9)	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
2nd Largest Tenant Name	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
2nd Largest Tenant Square Feet	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
2nd Largest Tenant Expiration Date	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
3rd Largest Tenant Name	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
3rd Largest Tenant Square Feet	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
3rd Largest Tenant Expiration Date	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
4th Largest Tenant Name	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
4th Largest Tenant Square Feet	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
4th Largest Tenant Expiration Date (see Note 9)	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
5th Largest Tenant Name	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
5th Largest Tenant Square Feet	Borrower Rent Roll, Tenant Lease or Tenant Estoppel
5th Largest Tenant Expiration Date	Borrower Rent Roll, Tenant Lease or Tenant Estoppel

Exhibit 2 to Attachment A

Underwriting and Historical Performance Information: (see Note 10)

Characteristic	Source Document
Third Most Recent Period	Underwriting Summary
Third Most Recent Revenues ($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent Capital Expenses	Underwriting Summary
Third Most Recent NCF	Underwriting Summary
Third Most Recent Occupancy	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent Revenues ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent Capital Expenses	Underwriting Summary
Second Most Recent NCF	Underwriting Summary
Second Most Recent Occupancy	Underwriting Summary
Most Recent Period	Underwriting Summary
Most Recent Revenues ($)	Underwriting Summary
Most Recent Expenses ($)	Underwriting Summary
Most Recent NOI ($)	Underwriting Summary
Most Recent Capital Expenses	Underwriting Summary
Most Recent NCF	Underwriting Summary
Underwritten Revenues ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($) (see Note 11)	Underwriting Summary
UW FF&E (see Note 11)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
Underwritten Occupancy %	Underwriting Summary
Underwritten Stabilized Revenues	Underwriting Summary
Underwritten Stabilized Expenses	Underwriting Summary
Underwritten Stabilized NOI	Underwriting Summary
Underwritten Stabilized Reserves	Underwriting Summary
Underwritten Stabilized NCF	Underwriting Summary
Underwritten Stabilized Occupancy %	Underwriting Summary
Underwritten Stabilized Net Cash Flow Year	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary
Hotel - Second Most Recent ADR	Underwriting Summary
Hotel - Second Most Recent RevPAR	Underwriting Summary
Hotel - Third Most Recent ADR	Underwriting Summary
Hotel - Third Most Recent RevPAR	Underwriting Summary
UW ADR	Underwriting Summary
UW RevPAR	Underwriting Summary

Exhibit 2 to Attachment A

Reserve and Escrow Information: (see Note 12)

Characteristic	Source Document(s)
Initial Tax Escrow	Closing Statement or Loan Agreement
Tax Escrow (Monthly)	Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Initial Insurance Escrow	Closing Statement or Loan Agreement
Insurance Escrow (Monthly)	Loan Agreement, Servicer Report or Summary of Insurance
Springing Insurance Escrow Description	Loan Agreement
Upfront Deferred Maintenance Escrow	Closing Statement or Loan Agreement
Deferred Maintenance - Required Completion Timeline	Loan Agreement
Initial Capital Expenditure Reserve Amount	Closing Statement or Loan Agreement
Monthly Capital Expenditure Reserve Amount	Loan Agreement
Capital Improvement Reserve Cap	Loan Agreement
Springing Capital Expenditure Reserve Description	Loan Agreement
Initial TI/LC Reserve Amount	Closing Statement or Loan Agreement
TI/LC Reserve (Monthly)	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Initial Debt Service Reserve Amount	Closing Statement or Loan Agreement
Debt Service Reserve (Monthly)	Loan Agreement
Debt Service Reserve Cap	Loan Agreement
Environmental Escrow	Closing Statement or Loan Agreement
Escrow Description (see Notes 13 and 14)	Closing Statement or Loan Agreement
Other Escrow Description (see Notes 13 and 14)	Closing Statement or Loan Agreement
Other Escrow Initial Amount (see Note 14)	Closing Statement or Loan Agreement
Other Escrow (Monthly)	Loan Agreement
Other Escrow Cap	Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Loan Agreement
Hold Back	Closing Statement or Loan Agreement

Exhibit 2 to Attachment A

Loan Information: (see Note 12)

Characteristic	Source Document(s)
Borrower Name	Loan Agreement or Promissory Note
Origination Date	Loan Agreement or Promissory Note
First Pay Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options (Yes/No)	Loan Agreement
Extension Options (Description)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Extension Test Description	Loan Agreement
First Extension Period (months)	Loan Agreement
Second Extension Period (months)	Loan Agreement
Third Extension Period (months)	Loan Agreement
Rate Type	Loan Agreement
B-Note Original Balance (Funded)	Loan Agreement
B-Note Original Balance (Unfunded)	Loan Agreement
Whole Loan Original Balance (Including Unfunded)	Loan Agreement
Companion Participation Future Funding Trigger / Requirement	Loan Agreement
Mezzanine Original Balance (Funded)	Mezzanine Loan Agreement
Mezzanine Original Balance (Unfunded)	Mezzanine Loan Agreement
Form of Existing Additional Debt	Loan Agreement, Promissory Note or Mezzanine Loan Agreement
Form of Remaining Permitted Additional Debt	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Index	Loan Agreement
Interest Rate Adjustment Frequency	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Period	Loan Agreement
LIBOR Floor	Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement, Cap Transaction Summary, Cap Confirmation or Loan Agreement
LIBOR Cap After Extension	Loan Agreement
LIBOR Cap Comment	Interest Rate Cap Agreement, Cap Transaction Summary, Cap Confirmation or Loan Agreement

Exhibit 2 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)
LIBOR Cap Expiration Date	Interest Rate Cap Agreement, Cap Transaction Summary or Cap Confirmation
LIBOR Cap Provider	Interest Rate Cap Agreement, Cap Transaction Summary or Cap Confirmation
LIBOR Cap Provider Rating	Ratings Screenshot from Bloomberg
Mortgage Loan Gross Margin	Loan Agreement or Promissory Note
B-Note Margin	Loan Agreement or Promissory Note
Mezzanine Margin	Mezzanine Loan Agreement
Prepayment String Through Initial Maturity	Loan Agreement
Partially Prepayable Without Penalty	Loan Agreement
Partially Prepayable Without Penalty Description	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Special Purpose Entity	Loan Agreement
Independent Director	Loan Agreement
TIC	Loan Agreement
Maximum Number of TICs	Loan Agreement
DST	Loan Agreement
IDOT	Loan Agreement
Number of Assumptions Allowed	Loan Agreement
Assumption Fee	Loan Agreement
Free Release	Loan Agreement
Value of Free Release Parcel Included in Appraisal	Appraisal Report
Borrower Non-Consolidation Opinion	Borrower Non-Consolidation Opinion
Property Manager	Property Management Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Exit Fees	Loan Agreement
Payment Day of Month	Loan Agreement
Payment Date Business Day Convention	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Event of Late Fee	Loan Agreement
Lockbox (see Note 15)	Loan Agreement
Trigger Event	Loan Agreement
Sponsor (see Note 16)	Guaranty Agreement
Recourse	Loan Agreement
Related Pool Name	Loan Agreement

Exhibit 2 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Portfolio Cross Release Conditions	Loan Agreement
Cross Collateralized and Cross Defaulted Loan Flag (Y/N)	Loan Agreement
Loan Purpose	Closing Statement, Payoff Letter, Loan Agreement or Appraisal Report
Ownership Interest	Title Policy
Lien Position	Title Policy
Ground Lease (Y/N)	Ground Lease
Ground Lease Subordinate	Ground Lease or Title Policy
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Ground Lease Payment (Annual)	Ground Lease, Appraisal Report or Ground Lease Summary
Annual Ground Rent Increases	Ground Lease

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State
characteristics, Colony, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.
For the purpose of comparing the “Year Built” characteristic for each Mortgaged Property (except for the Mortgaged Property which secures the Whole Loan identified on the Preliminary Data File as “Citadel Crossing” (the “Citadel Crossing Whole Loan”), which is described in the succeeding paragraph of this Note 2), Colony, on behalf of the Issuer, instructed us to use the earliest year built that is shown on the applicable Source Document if the Mortgaged Property was built in phases.

For the Citadel Crossing Whole Loan, the appraisal report Source Document indicates that the related Mortgaged Property was built in phases.  For the purpose of comparing the “Year Built” characteristic for this Mortgaged Property, Colony, on behalf of the Issuer, instructed us to use the range of all years of construction that is shown on the appraisal report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the Mortgage Loans (or, if applicable, the specific Underlying Property or Underlying Properties that secure a Mortgage Loan) identified on the Preliminary Data File as:
a.	Broadway Place West,
b.	Euless Town Center,
c.	One Cleveland Center,
d.	Wickfield Center,
e.	Cypress Executive Center,
f.	Village at Nellie Gail Ranch,
g.	Citadel Crossing and
h.	CGI Grand Blanc,
Colony, on behalf of the Issuer, provided the instructions described in Table B1 and, if applicable, the additional documentation described in Table B1, and instructed us to use these instructions and information in conjunction with the information on the applicable Source Documents listed for these characteristics for the purpose of comparing the “Occupancy (%)” and “Major Tenant Information” characteristics.

Table B1:
Mortgage Loan	Underlying Property	Type of Adjustment	Tenant Name	Reason for Adjustment Provided by Colony	Additional Document Provided

Broadway Office Portfolio	Broadway Place West	Show an existing tenant as vacant	Pippi Productions Inc	Short term lease with no intention to extend	NAP

Euless Town Center	NAP	Show an existing tenant as vacant	Bob Perani Sports Shops, Inc.	Lease Expiration of 8/31/15 with no extension expected	NAP
		Show an existing tenant as vacant	Dallas Gold & Silver	Lease Expiration of 6/30/15 with no extension expected	NAP

Cleveland Office Portfolio	One Cleveland Center	Show certain spaces for existing tenant as vacant	Roetzel & Andress	Lease Expiration of 4/30/2015	NAP

Wickfield Center	NAP	Include a new tenant in a space that is shown as vacant on the borrower rent roll Source Document	Truven Health Analytics, Inc	Newly signed lease	Tenant lease

Cypress Executive Center	NAP	Include a new tenant in a space that is shown as vacant on the borrower rent roll Source Document	Royal Seas Cruises	Newly signed lease	Tenant lease

Village at Nellie Gail Ranch	NAP	Include a new tenant in a space that is shown as vacant on the borrower rent roll Source Document	Azadeh Ahmadi-Ardakani DDS, Inc.	Newly signed lease	Tenant lease
		Include a new tenant in a space that is shown as vacant on the borrower rent roll Source Document	Banfield Pet Hospital	Newly signed lease	Tenant lease

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table B1: (continued)
Mortgage Loan	Underlying Property	Type of Adjustment	Tenant Name	Reason for Adjustment provided by Colony	Additional Document provided

Village at Nellie Gail Ranch (continued)	NAP	Include a new tenant in a space that is shown as vacant on the borrower rent roll Source Document	Smart & Final Stores LLC	Newly signed lease	Tenant lease

Citadel Crossing	NAP	Show an existing tenant as vacant	Family Christian Stores, Inc.	Tenant Bankruptcy	NAP

CGI Industrial Portfolio	CGI Grand Blanc	Addition of space to an existing tenant	WGS Global Services, L.C.	Lease amendment has increased tenant’s space from 83,719 square feet to 117,446 square feet	Lease amendment

4.
For the Mortgaged Properties identified on the Preliminary Data File as “Broadway Ridge” and “Broadway Place West,” the applicable borrower rent roll Source Documents are dated June 2015.  For the purpose of comparing the “Occupancy % Source Date” characteristic for these Mortgaged Properties, Colony, on behalf of the Issuer, instructed us to use 1 June 2015.

5.
For the purpose of comparing the “As-Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date” characteristics, Colony, on behalf of the Issuer, instructed us to use the “As‑Is Appraised Value ($)” and “As-Is Appraisal Valuation Date,” respectively, both as shown on the appraisal report Source Document, when the appraisal report Source Document does not contain “As-Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date” information.

Exhibit 2 to Attachment A

Notes: (continued)

6.
For the Whole Loan identified on the Preliminary Data File as “Wickfield Center” (the “Wickfield Center Whole Loan”), the appraisal report Source Document for the related Mortgaged Property contains the following appraised values:

Appraised Value Description	Appraised Value	Appraised Value As-of Date
As-Is	$22,000,000	1 June 2015
As-Stabilized	$30,147,000	1 December 2016
Prospective	$28,840,000	1 June 2018

For the purpose of comparing the characteristics listed in the table below for the Wickfield Center Whole Loan, Colony, on behalf of the Issuer, instructed us to use the information listed in the table below:

Characteristic	Value on the Preliminary Data File
As-Is Appraised Value ($)	$22,000,000
As-Is Appraisal Valuation Date	1 June 2015
As-Stabilized Appraised Value	$28,840,000
Appraisal Anticipated Stabilization Date	1 June 2018

7.	For the purpose of comparing the “Seismic Insurance Required (Y/N)” characteristic, Colony, on behalf of the Issuer, instructed us to use:
a.	“Y” for the “Seismic Insurance Required (Y/N)” characteristic if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and
b.	“N” for the “Seismic Insurance Required (Y/N)” characteristic if the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is not applicable.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Colony, on behalf of the Issuer, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

8.
For the purpose of comparing the “Major Tenant Information” characteristics for each Mortgaged Property, Colony, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to list the lease expiration date for each space, all as shown on the applicable Source Document.

9.
For the Mortgage Loan identified on the Preliminary Data File as “Village at Nellie Gail Ranch,” the tenant identified as “Smart & Final Stores LLC” on the applicable tenant lease Source Document (which is the largest tenant at the related Mortgaged Property) has a lease that expires “15 years from the Rent Commencement Date,” as described on the applicable tenant lease Source Document.  For the purpose of comparing the “Largest Tenant Expiration Date” characteristic for this Mortgage Loan, Colony, on behalf of the Issuer, instructed us to assume that the “Rent Commencement Date” for the tenant lease described above is 1 December 2015.

Exhibit 2 to Attachment A

Notes: (continued)

9. (continued)

For the Mortgage Loan identified on the Preliminary Data File as “Village at Nellie Gail Ranch,” the tenant identified as “Baja Fresh Mexican Grill” on the borrower rent roll Source Document (which is the 4th largest tenant at the related Mortgaged Property) has a lease that expired on 30 June 2012, as shown on the borrower rent roll Source Document.  Colony, on behalf of the Issuer, informed us that this tenant is still occupying their space at the related Mortgaged Property, and instructed us to use “MTM” as the lease expiration date for the purpose of comparing the “4th Largest Tenant Expiration Date” characteristic.

For the Mortgaged Property identified on the Preliminary Data File as “One Cleveland Center,” the tenant identified as “GSA/DEA Lease #LOH17892 – Additional Space” on the borrower rent roll Source Document (which is one of the spaces at this Mortgaged Property that are leased by GSA) has a lease that expired on 30 September 2014, as shown on the borrower rent roll Source Document.  Colony, on behalf of the Issuer, informed us that this space is still occupied by GSA, and instructed us to use “MTM” as the lease expiration date for this space for the purpose of comparing the “Largest Tenant Expiration Date” characteristic.

10.	For the purpose of comparing the “Underwriting and Historical Performance Information” characteristics, Colony, on behalf of the Issuer, instructed us to ignore differences of $1.00 or less.

11.
For the Mortgage Loans identified on the Preliminary Data File as “Sheraton Atlanta” and “Crowne Plaza Memphis,” Colony, on behalf of the Issuer, instructed us to include all underwritten ongoing reserve amounts that are shown on the applicable underwriting summary Source Documents for the purpose of comparing the “UW FF&E” characteristic, and to use “0” for the “Underwritten Reserves ($)” characteristic.

12.
For the purpose of comparing the “Reserve and Escrow Information” and “Loan Information” characteristics, all references to the “loan agreement,” “promissory note” and “mezzanine loan agreement” Source Documents include any amendments or other loan modification agreements provided by Colony, on behalf of the Issuer, which modify, replace and/or amend certain information in the original loan agreement, promissory note and/or mezzanine loan agreement Source Documents.

13.
For the Mortgage Loan identified on the Preliminary Data File as “Woodfield Office Portfolio,” the loan agreement Source Document describes a “Rental Abatement Credits Reserve Account” which will receive any rent abatement credits from the prior owner of the related Mortgaged Properties that the borrower receives after the closing date of this Mortgage Loan.  For the purpose of comparing the “Escrow Description” and “Other Escrow Description” characteristics for this Mortgage Loan, Colony, on behalf of the Issuer, instructed us to not include the “Rental Abatement Credits Reserve Account” described above.

Exhibit 2 to Attachment A

Notes: (continued)

14.
For the Mortgage Loan identified on the Preliminary Data File as “LA 11 Multifamily Portfolio,” the closing statement and loan agreement Source Documents indicate that $625,000 was deposited into the “Existing Property Management Reserve Account” on the closing date of this Mortgage Loan.  Colony, on behalf of the Issuer, indicated that prior to the Cut-off Date, this reserve has been released to the borrower, and instructed us to not include this reserve for the purpose of comparing the “Escrow Description,” “Other Escrow Description” and “Other Escrow Initial Amount” characteristics for this Mortgage Loan.

15.	For the purpose of comparing the “Lockbox” characteristic, Colony, on behalf of the Issuer, instructed us to use the following definitions:
a.
Hard – the Mortgage Loan documents currently require the related borrower, in conjunction with the origination of the Mortgage Loan, to send tenant direction letters to the tenants directing them to pay rent or other amounts payable to the borrower directly to the lockbox account or, with respect to hospitality properties, the Mortgage Loan documents require all credit card receipts to be deposited directly into the lockbox account by the card processing company and all over-the-counter cash and equivalents to be deposited by the property manager or borrower into the lockbox account within a specified number of days of receipt thereof.

b.	Soft, Springing Hard – the Mortgage Loan documents currently require the related borrower (or its property manager) to pay rent or other amounts payable to the borrower directly to the lockbox account. However, upon the occurrence of certain triggering events enumerated in the Mortgage Loan documents (which include, among others, the occurrence of an event of default and the DSCR falling below certain thresholds), the lender may cause tenant direction letters to be sent to the tenants directing them to pay rent or other amounts payable to the borrower directly to the lockbox account.

c.	Soft – the Mortgage Loan documents currently require the related borrower (or its property manager) to pay rent or other amounts payable to the borrower directly to the lockbox account.

16.
For the Mortgage Loan identified on the Preliminary Data File as “Broadway Office Portfolio,” the “Sponsor,” as shown on the guaranty agreement Source Document, is “Leonard J. Currie, Denise M. Currie, Stephen C. Dombrovski.”  Colony, on behalf of the Issuer, informed us that “affiliates of Assurant Inc.” are also a “Sponsor” for this Mortgage Loan, and instructed us to use “Affiliates of Assurant Inc., Leonard J. Currie, Denise M. Currie, Stephen C. Dombrovski” for the “Sponsor” characteristic.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Number
Property ID
Loan or Property
Mortgage Loan Initial Funded Amount ($)
Pari Passu Original Balance (Funded)
Pari Passu Original Balance (Unfunded)
B-Note Cut-off Balance (Funded)
B-Note Cut-off Balance (Unfunded)
B-Note Initial Maturity Balance
Reserve Adjustments
Reserve Adjustments Notes
Trustee Fee %
Servicing Fee %
Notice and Cure Rights

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the information of the Provided Characteristics.